SEGMENT INFORMATION (Details) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Revenue from External Customer [Line Items]
Total operating revenues	$ 810,102,000	$ 1,165,215,000	$ 1,133,286,000
Revenue from single customer	171,000,000
Percent of revenue from single customer (in hundredths)	21.00%	21.00%	22.00%
Number of customers representing more than 10% of revenue	1	1	1
Maximum percentage consolidated operating revenues from individual major customers (in hundredths)	10.00%
Tanker Market [Member]
Revenue from External Customer [Line Items]
Total operating revenues	715,893,000	1,023,733,000	989,773,000
Drybulk Carrier Market [Member]
Revenue from External Customer [Line Items]
Total operating revenues	$ 86,608,000	$ 136,912,000	$ 124,983,000